Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Text block [abstract]
Dilutive effect of share options on number of ordinary shares excluded	1,468,696
Anti dilutive effect of share options on number of ordinary shares		1,841,345